Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP-43-1301883-004 [ASSP] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, December 31, 2024	$ 2,264,562
Contributions:
Participant contributions	47,035
Employer contributions	20,053
Rollover contributions	21,219
Contribution, Total	88,307
Investment Income:
Net appreciation in fair value of investments	298,589
Dividends	16,018
Interest	6,280
Investment Income, Total	320,887
Interest income on notes receivable from participants	4,674
Distributions	(267,024)
Administrative Expenses	(1,638)
Net Increase	145,206
Net Assets Available for Benefits, December 31, 2025	$ 2,409,768